INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

As of December 31, 2021 and 2020, inventories consist of:

	December 31, 2021	December 31, 2020
Raw materials	$3,767	$3,663
Finished goods	559,659	427,942
Cost of projects	82,898	34,792
Inventories, gross	$646,324	$466,397
Allowance for slow-moving or obsolete inventories	(103,940)	(211,719)
Inventories, net	$542,384	$254,678

For the year ended December 31, 2021, there was a reversal of impairments for obsolete inventories in the amount of approximately $214,000. Impairment charges on inventories are included with general and administrative expenses. For the year ended December 31, 2020, and 2019, impairments expense for obsolete inventories were approximately $6,000 and $115,000, respectively.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS